Loans and Related Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
High value properties, threshold	$ 1
Loans	895,394	$ 887,637
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	101,969	75,172
Term loans by origination year, fiscal year before current fiscal year	55,214	60,307
Term loans by origination year, two years before current fiscal year	34,661	22,816
Term loans by origination year, three years before current fiscal year	11,714	29,673
Term loans by origination year, four years before current fiscal year	15,842	35,869
Term loans by origination year, more than five years before current fiscal year	77,309	97,314
Revolving loans	78,564	79,347
Revolving loans converted to term loans	7,001	8,722
Loans	382,274	409,220
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,176	53,972
Term loans by origination year, fiscal year before current fiscal year	41,794	44,077
Term loans by origination year, two years before current fiscal year	25,234	15,758
Term loans by origination year, three years before current fiscal year	8,122	25,835
Term loans by origination year, four years before current fiscal year	14,245	33,051
Term loans by origination year, more than five years before current fiscal year	76,380	96,349
Revolving loans	16,305	22,677
Revolving loans converted to term loans	6,632	8,241
Loans	258,888	299,960
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	70,148	53,950
Term loans by origination year, fiscal year before current fiscal year	41,774	44,038
Term loans by origination year, two years before current fiscal year	25,203	15,717
Term loans by origination year, three years before current fiscal year	8,095	25,796
Term loans by origination year, four years before current fiscal year	14,223	33,019
Term loans by origination year, more than five years before current fiscal year	75,618	95,160
Revolving loans	5,313	6,934
Revolving loans converted to term loans	1,896	2,060
Loans	242,270	276,674
Residential mortgage - first lien [Member] | Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	14	215
Term loans by origination year, fiscal year before current fiscal year	134	639
Term loans by origination year, two years before current fiscal year	209	904
Term loans by origination year, three years before current fiscal year	349	1,076
Term loans by origination year, four years before current fiscal year	364	2,367
Term loans by origination year, more than five years before current fiscal year	12,088	25,039
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	13,158	30,240
Residential mortgage - first lien [Member] | LTV 0-60% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	26,618	16,582
Term loans by origination year, fiscal year before current fiscal year	22,882	15,449
Term loans by origination year, two years before current fiscal year	16,063	6,065
Term loans by origination year, three years before current fiscal year	5,310	13,190
Term loans by origination year, four years before current fiscal year	11,030	21,097
Term loans by origination year, more than five years before current fiscal year	57,880	59,291
Revolving loans	4,348	4,971
Revolving loans converted to term loans	1,644	1,587
Loans	145,775	138,232
Residential mortgage - first lien [Member] | LTV 60.01-80% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	42,893	34,639
Term loans by origination year, fiscal year before current fiscal year	18,188	24,736
Term loans by origination year, two years before current fiscal year	8,356	7,724
Term loans by origination year, three years before current fiscal year	2,234	10,745
Term loans by origination year, four years before current fiscal year	2,647	8,970
Term loans by origination year, more than five years before current fiscal year	5,017	9,333
Revolving loans	674	1,323
Revolving loans converted to term loans	188	326
Loans	80,197	97,796
Residential mortgage - first lien [Member] | LTV 80.01-100% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	486	2,332
Term loans by origination year, fiscal year before current fiscal year	437	2,975
Term loans by origination year, two years before current fiscal year	474	900
Term loans by origination year, three years before current fiscal year	147	654
Term loans by origination year, four years before current fiscal year	134	441
Term loans by origination year, more than five years before current fiscal year	339	1,003
Revolving loans	157	425
Revolving loans converted to term loans	42	100
Loans	2,216	8,830
Residential mortgage - first lien [Member] | LTV 100.01-120% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	10	41
Term loans by origination year, fiscal year before current fiscal year	31	106
Term loans by origination year, two years before current fiscal year	24	45
Term loans by origination year, three years before current fiscal year	11	40
Term loans by origination year, four years before current fiscal year	7	41
Term loans by origination year, more than five years before current fiscal year	48	168
Revolving loans	33	117
Revolving loans converted to term loans	8	26
Loans	172	584
Residential mortgage - first lien [Member] | LTV greater than 120% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	5	31
Term loans by origination year, fiscal year before current fiscal year	10	41
Term loans by origination year, two years before current fiscal year	10	16
Term loans by origination year, three years before current fiscal year	4	19
Term loans by origination year, four years before current fiscal year	3	16
Term loans by origination year, more than five years before current fiscal year	35	78
Revolving loans	14	44
Revolving loans converted to term loans	3	8
Loans	84	253
Residential mortgage - first lien [Member] | No LTV/CLTV available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	122	110
Term loans by origination year, fiscal year before current fiscal year	92	92
Term loans by origination year, two years before current fiscal year	67	63
Term loans by origination year, three years before current fiscal year	40	72
Term loans by origination year, four years before current fiscal year	38	87
Term loans by origination year, more than five years before current fiscal year	211	248
Revolving loans	87	54
Revolving loans converted to term loans	11	13
Loans	668	739
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	31	41
Term loans by origination year, three years before current fiscal year	27	39
Term loans by origination year, four years before current fiscal year	22	32
Term loans by origination year, more than five years before current fiscal year	762	1,189
Revolving loans	10,992	15,743
Revolving loans converted to term loans	4,736	6,181
Loans	16,618	23,286
Residential mortgage - junior lien [Member] | LTV 0-60% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	475	548
Revolving loans	7,949	8,626
Revolving loans converted to term loans	3,588	3,742
Loans	12,012	12,916
Residential mortgage - junior lien [Member] | LTV 60.01-80% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	172	335
Revolving loans	2,329	5,081
Revolving loans converted to term loans	823	1,554
Loans	3,324	6,970
Residential mortgage - junior lien [Member] | LTV 80.01-100% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	55	187
Revolving loans	554	1,507
Revolving loans converted to term loans	241	641
Loans	850	2,335
Residential mortgage - junior lien [Member] | LTV 100.01-120% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	13	59
Revolving loans	104	376
Revolving loans converted to term loans	42	156
Loans	159	591
Residential mortgage - junior lien [Member] | LTV greater than 120% [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	0	0
Term loans by origination year, fiscal year before current fiscal year	0	0
Term loans by origination year, two years before current fiscal year	0	0
Term loans by origination year, three years before current fiscal year	0	0
Term loans by origination year, four years before current fiscal year	0	0
Term loans by origination year, more than five years before current fiscal year	3	15
Revolving loans	35	128
Revolving loans converted to term loans	13	50
Loans	51	193
Residential mortgage - junior lien [Member] | No LTV/CLTV available [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	28	22
Term loans by origination year, fiscal year before current fiscal year	20	39
Term loans by origination year, two years before current fiscal year	31	41
Term loans by origination year, three years before current fiscal year	27	39
Term loans by origination year, four years before current fiscal year	22	32
Term loans by origination year, more than five years before current fiscal year	44	45
Revolving loans	21	25
Revolving loans converted to term loans	29	38
Loans	$ 222	$ 281